Earnings/(loss) per share - Additional Information (Detail) - shares	1 Months Ended	12 Months Ended
	Jul. 30, 2022	Dec. 31, 2022
Earnings per share [abstract]
Description of conversion ratio		On February 8, 2019 the Company announced a change in the ratio of its American Depositary Receipts (ADRs) to ordinary shares, from 1 ADR representing 1 share to 1 ADR representing 5 shares.
Subscription of shares	220,000	220,000